Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development expenses	$ 302	$ 1,860	$ 1,080	$ 2,776	$ 5,054	$ 3,378
General and administrative expenses	2,700	3,092	5,578	5,792	31,703	12,041
Total operating expenses	3,002	4,952	6,658	8,568	36,757	15,419
Operating loss	(3,002)	(4,952)	(6,658)	(8,568)	(36,757)	(15,419)
Other income (expense):
Other expense, net	(1,536)	(1,023)	(1,826)	(1,992)	(2,176)	(890)
Loss on equity method investment	(86)		(154)
Interest income		4		12	28	13
Interest expense	(17)	(57)	(66)	(233)	(319)	(1,506)
Total other expense, net	(1,639)	(1,076)	(2,046)	(2,213)	(2,467)	(2,383)
Net loss	$ (4,641)	$ (6,028)	$ (8,704)	$ (10,781)	$ (39,224)	$ (17,802)
Diluted net loss per share	$ (8.71)	$ (10,940.11)	$ (28.60)	$ (31,557.04)	$ (11,779.12)	$ (612,360.21)
Basic net loss per share	$ (8.71)	$ (10,940.11)	$ (28.60)	$ (31,557.04)	$ (11,779.12)	$ (612,360.21)
Diluted weighted-average common shares outstanding	532,999	551	304,293	342	3,330	29
Basic weighted-average common shares outstanding	532,999	551	304,293	342	3,330	29
Comprehensive loss:
Foreign currency translation adjustment	$ (73)	$ (77)	$ 174	$ (145)	$ (430)	$ 3
Total comprehensive loss	$ (4,714)	$ (6,105)	$ (8,530)	$ (10,926)	$ (39,654)	$ (17,799)